FINANCIAL RISK MANAGEMENT, Liquidity Risk (Details) - ARS ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022
Maturities of financial liabilities [Abstract]
Loans	[2]	$ 471,648,466	[1]	$ 294,635,431
During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans		4,283,042
During 2026 [Member]
Maturities of financial liabilities [Abstract]
Loans		380,173
Liquidity Risk [Member]
Maturities of financial liabilities [Abstract]
Loans		516,800,514		328,213,788
Other financial liabilities		46,730,252		40,041,611
Finance leases		18,820,619		15,262,402
Liquidity Risk [Member] | Without Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		0		0
Other financial liabilities		0		0
Finance leases		0		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member]
Maturities of financial liabilities [Abstract]
Loans		0		0
Other financial liabilities		497,457		722,205
Finance leases		609,435		415,882
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2022 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		496,213
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-23 to 03-31-23 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-23 to 06-30-23 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-23 to 09-30-23 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-23 to 12-31-23 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		311
Finance leases		609,435
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2021 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				718,333
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 01-01-22 to 03-31-22 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				968
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 04-01-22 to 06-30-22 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				968
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 07-01-22 to 09-30-22 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				968
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Over Due [Member] | From 10-01-22 to 12-31-22 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				968
Finance leases				415,882
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial liabilities [Abstract]
Loans		516,800,514		328,213,788
Other financial liabilities		46,232,795		39,319,406
Finance leases		18,211,184		14,846,520
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-23 to 03-31-23 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				39,074,182
Finance leases				1,031,659
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-23 to 06-30-23 [Member]
Maturities of financial liabilities [Abstract]
Loans				10,328,560
Other financial liabilities				245,224
Finance leases				1,031,659
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-23 to 09-30-23 [Member]
Maturities of financial liabilities [Abstract]
Loans				4,801,277
Other financial liabilities				0
Finance leases				1,031,659
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-23 to 12-31-23 [Member]
Maturities of financial liabilities [Abstract]
Loans				9,309,765
Other financial liabilities				0
Finance leases				1,031,659
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 01-01-24 to 03-31-24 [Member]
Maturities of financial liabilities [Abstract]
Loans		21,913,365
Other financial liabilities		46,127,826
Finance leases		1,655,061
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 04-01-24 to 06-30-24 [Member]
Maturities of financial liabilities [Abstract]
Loans		27,826,772
Other financial liabilities		104,969
Finance leases		1,655,061
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 07-01-24 to 09-30-24 [Member]
Maturities of financial liabilities [Abstract]
Loans		119,544
Other financial liabilities		0
Finance leases		1,655,061
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 10-01-24 to 12-31-24 [Member]
Maturities of financial liabilities [Abstract]
Loans		28,823,183
Other financial liabilities		0
Finance leases		1,655,061
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans		438,117,650
Other financial liabilities		0
Finance leases		6,655,985
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Finance leases		4,255,896
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2027 [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Finance leases		679,059
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2028 Onwards [Member]
Maturities of financial liabilities [Abstract]
Loans		0
Other financial liabilities		0
Finance leases		0
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | From 2027 Onwards [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				0
Finance leases				0
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial liabilities [Abstract]
Loans				18,619,530
Other financial liabilities				0
Finance leases				4,127,191
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2025 [Member]
Maturities of financial liabilities [Abstract]
Loans				285,154,656
Other financial liabilities				0
Finance leases				4,127,191
Liquidity Risk [Member] | With Specified Maturity Non-Due [Member] | During 2026 [Member]
Maturities of financial liabilities [Abstract]
Loans				0
Other financial liabilities				0
Finance leases				2,465,502
Liquidity Risk [Member] | With Specified Maturity [Member]
Maturities of financial liabilities [Abstract]
Loans		516,800,514		328,213,788
Other financial liabilities		46,730,252		40,041,611
Finance leases		$ 18,820,619		$ 15,262,402

[1]	As of December 31, 2023 and 2022, it is net of Notes repurchase of Ps 23,991,562 and Ps. 16,371,945, respectively.
[2]	Net of issuance expenses of Ps. 52,684 and Ps. 93,749 as of December 31, 2023 and 2022, respectively.